RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Compensation
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Schedule of Transactions with Key Management Personnel
The table below details, on an aggregated basis, key management personnel compensation:

	2020	2019	2018
	£m	£m	£m
Compensation
Salaries and other short-term benefits	12	14	13
Post-employment benefits	—	—	—
Share-based payments	12	14	17
Total compensation	24	28	30

Defined benefit plans
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Schedule of Transactions with Key Management Personnel

	2020	2019	2018
	million	million	million
Share options over Lloyds Banking Group plc shares
At 1 January	—	—	1
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	—	—	—
Exercised/lapsed (includes entitlements of former key management personnel)	—	—	(1)
At 31 December	—	—	—

	2020	2019	2018
	million	million	million
Share plans settled in Lloyds Banking Group plc shares
At 1 January	101	84	82
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	46	46	39
Exercised/lapsed (includes entitlements of former key management personnel)	(30)	(29)	(37)
At 31 December	117	101	84

Deposits
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Schedule of Transactions with Key Management Personnel

	2020	2019	2018
	£m	£m	£m
Deposits
At 1 January	23	20	20
Placed (includes deposits of appointed key management personnel)	26	44	33
Withdrawn (includes deposits of former key management personnel)	(38)	(41)	(33)
At 31 December	11	23	20

Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Schedule of Balances and Transactions with Lloyds Banking Group Plc and Fellow Subsidiaries of the Bank
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the balance sheet as follows:

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	738	1,854	530	1,581
Derivative financial instruments	690	591	690	591
	1,428	2,445	1,220	2,172
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	6,875	4,893	6,666	4,696
Financial liabilities at fair value through profit or loss	—	1	1,121	1
Derivative financial instruments	1,424	1,986	972	1,547
Debt securities in issue	12,686	11,181	11,551	11,136
Subordinated liabilities	4,599	3,663	4,745	3,641
	25,584	21,724	25,055	21,021

The Group | Loans
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Schedule of Transactions with Key Management Personnel
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2020	2019	2018
	£m	£m	£m
Loans
At 1 January	2	2	2
Advanced (includes loans of appointed key management personnel)	—	1	1
Repayments (includes loans of former key management personnel)	—	(1)	(1)
At 31 December	2	2	2

The Bank | Balances and transactions between members of the Lloyds Bank Group
RELATED PARTY TRANSACTIONS (Tables) [Line Items]
Schedule of Balances and Transactions Between Members of the Lloyds Bank Group
The Bank, as a result of its position as parent of a banking group, has a large number of transactions with various of its subsidiary undertakings; these are included on the balance sheet of the Bank as follows:

	2020	2019
	£m	£m
Assets, included within:
Derivative financial instruments	7,077	8,546
Financial assets at fair value through profit or loss	1,203	—
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	128,241	200,696
	136,521	209,242
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	33,170	105,075
Financial liabilities at fair value through profit or loss	—	43
Derivative financial instruments	4,738	7,102
Debt securities in issue	20	—
	37,928	112,220